UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243
                                                    ----------

                            The Gabelli Utility Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                ------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 80.2%
               AGRICULTURE -- 0.0%
         800   Cadiz Inc.+ .................... $     9,600
                                                -----------
               CABLE AND SATELLITE -- 1.7%
      20,000   Cox Communications Inc., Cl. A+      662,600
     100,000   DIRECTV Group Inc.+ ............   1,759,000
      40,000   EchoStar Communications Corp.,
                 Cl. A+ .......................   1,244,800
                                                -----------
                                                  3,666,400
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 0.1%
      70,000   Furukawa Electric Co. Ltd.+ ....     274,373
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 0.8%
       3,250   Brascan Corp., Cl. A ...........      98,150
      20,100   Catalytica Energy Systems Inc.+       42,411
      50,000   General Electric Co. ...........   1,679,000
                                                -----------
                                                  1,819,561
                                                -----------
               ENERGY AND UTILITIES: ELECTRIC -- 18.7%
     230,000   AES Corp.+ .....................   2,297,700
     369,400   Allegheny Energy Inc.+ .........   5,895,624
      10,333   ALLETE Inc. ....................     335,833
      40,000   American Electric Power Co. Inc.   1,278,400
      20,000   Calpine Corp.+ .................      58,000
      20,000   Cleco Corp. ....................     344,800
     110,000   DPL Inc. .......................   2,263,800
      25,000   DTE Energy Co. .................   1,054,750
     200,000   Duquesne Light Holdings Inc. ...   3,592,000
      90,000   Edison International ...........   2,385,900
     200,000   El Paso Electric Co.+ ..........   3,214,000
      45,000   FPL Group Inc. .................   3,074,400
     100,000   Great Plains Energy Inc. .......   2,915,000
      41,000   Green Mountain Power Corp. .....   1,068,050
      10,000   Pepco Holdings Inc. ............     199,000
     105,000   TECO Energy Inc. ...............   1,420,650
      34,000   TXU Corp. ......................   1,629,280
      22,000   UIL Holdings Corp. .............   1,082,180
     233,000   Unisource Energy Corp. .........   5,673,550
                                                -----------
                                                 39,782,917
                                                -----------
               ENERGY AND UTILITIES: INTEGRATED -- 32.8%
      75,000   Alliant Energy Corp. ...........   1,866,000
      20,000   Ameren Corp. ...................     923,000
     434,000   Aquila Inc.+ ...................   1,354,080
         500   Avista Corp. ...................       9,050

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      20,000   Black Hills Corp. .............. $   555,600
      48,400   Central Vermont Public
                 Service Corp. ................     973,324
      53,600   CH Energy Group Inc. ...........   2,454,880
      55,000   Cinergy Corp. ..................   2,178,000
     200,000   CMS Energy Corp.+ ..............   1,904,000
      55,000   Consolidated Edison Inc. .......   2,312,200
      75,000   Constellation Energy
                 Group Inc. ...................   2,988,000
       2,000   Dominion Resources Inc. ........     130,500
     185,000   Duke Energy Corp. ..............   4,234,650
     145,000   El Paso Corp. ..................   1,332,550
      10,000   Empire District Electric Co. ...     205,500
     200,000   Enel SpA .......................   1,634,478
     100,000   Energy East Corp. ..............   2,518,000
       3,000   Entergy Corp. ..................     181,830
      35,979   FirstEnergy Corp. ..............   1,478,017
      83,000   Florida Public Utilities Co. ...   1,423,450
     300,000   Hera SpA .......................     763,833
      67,500   Maine & Maritimes Corp. ........   1,957,500
      64,100   MGE Energy Inc. ................   2,039,662
     300,000   Mirant Corp.+ ..................     123,000
      20,000   NiSource Inc. ..................     420,200
      45,000   NiSource Inc. (SAILS)+ .........     114,750
     170,000   Northeast Utilities ............   3,296,300
     100,000   NSTAR ..........................   4,910,000
     101,000   OGE Energy Corp. ...............   2,548,230
      23,000   Otter Tail Corp. ...............     586,500
      50,000   PG&E Corp.+ ....................   1,520,000
      20,000   PNM Resources Inc. .............     450,200
     100,000   Progress Energy Inc. ...........   4,234,000
      40,000   Progress Energy Inc., CVO+ .....       6,400
      28,000   Puget Energy Inc. ..............     635,600
      55,000   SCANA Corp. ....................   2,053,700
      30,000   Sierra Pacific Resources+ ......     268,500
      25,000   Unitil Corp. ...................     675,125
      39,600   Vectren Corp. ..................     997,128
     235,000   Westar Energy Inc. .............   4,747,000
      60,000   Wisconsin Energy Corp. .........   1,914,000
       7,000   WPS Resources Corp. ............     314,930
     270,000   Xcel Energy Inc. ...............   4,676,400
                                                -----------
                                                 69,910,067
                                                -----------
               ENERGY AND UTILITIES: NATURAL GAS -- 12.9%
      28,000   AGL Resources Inc. .............     861,560
      50,000   Atmos Energy Corp. .............   1,259,500
      30,000   Cascade Natural Gas Corp. ......     636,900
       7,500   Chesapeake Utilities Corp. .....     188,250
      29,700   Delta Natural Gas Co. Inc. .....     801,306
      40,000   Dynegy Inc., Cl. A+ ............     199,600
      16,500   EnergySouth Inc. ...............     449,625
     105,000   KeySpan Corp. ..................   4,116,000

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: NATURAL GAS (CONTINUED)
     100,000   National Fuel Gas Co. .......... $ 2,833,000
      90,000   Nicor Inc. .....................   3,303,000
      70,500   NUI Corp. ......................     940,470
     100,000   ONEOK Inc. .....................   2,602,000
      45,000   Peoples Energy Corp. ...........   1,875,600
      15,000   Piedmont Natural Gas Co. Inc. ..     659,100
       6,000   RGC Resources Inc. .............     141,474
     135,000   SEMCO Energy Inc. ..............     741,150
     112,695   Southern Union Co.+ ............   2,310,257
     150,000   Southwest Gas Corp. ............   3,592,500
                                                -----------
                                                 27,511,292
                                                -----------
               ENERGY AND UTILITIES: OIL -- 0.1%
       5,000   Exxon Mobil Corp. ..............     241,650
                                                -----------
               ENERGY AND UTILITIES: WATER -- 2.7%
      14,000   American States Water Co. ......     348,600
      15,000   Aqua America Inc. ..............     331,650
      16,500   Artesian Resources Corp.,
                 Cl. A ........................     448,470
      20,500   BIW Ltd. .......................     384,170
      20,520   California Water Service Group .     602,673
       7,500   Connecticut Water Service Inc. .     198,300
      51,333   Middlesex Water Co. ............     919,887
      14,066   Pennichuck Corp. ...............     343,210
      58,000   SJW Corp. ......................   1,915,160
       7,349   Southwest Water Co. ............      90,025
       6,000   York Water Co. .................     104,040
                                                -----------
                                                  5,686,185
                                                -----------
               EQUIPMENT AND SUPPLIES -- 0.0%
      50,000   Capstone Turbine Corp.+ ........      76,500
                                                -----------
               METALS AND MINING -- 0.3%
      25,000   Compania de Minas Buenaventura
                 SA, ADR ......................     593,750
                                                -----------
               REAL ESTATE INVESTMENT TRUSTS -- 0.6%
      20,000   Rouse Co. ......................   1,337,600
                                                -----------
               TELECOMMUNICATIONS -- 5.0%
       4,000   ALLTEL Corp. ...................     219,640
      53,000   BCE Inc. .......................   1,147,450
      33,000   BellSouth Corp. ................     894,960
      32,000   BT Group plc, ADR ..............   1,054,400
      60,000   CenturyTel Inc. ................   2,054,400
     150,000   Cincinnati Bell Inc.+ ..........     523,500
     180,000   Citizens Communications Co. ....   2,410,200

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
      10,200   Commonwealth Telephone
                 Enterprises Inc.+ ............ $   444,210
      10,000   D&E Communications Inc. ........     115,000
      10,000   Deutsche Telekom AG, ADR+ ......     186,600
       2,000   France Telecom SA, ADR .........      50,000
      40,000   Touch America Holdings Inc.+ ...         120
      40,000   Verizon Communications Inc. ....   1,575,200
                                                -----------
                                                 10,675,680
                                                -----------
               WIRELESS COMMUNICATIONS -- 4.5%
     500,000   AT&T Wireless Services Inc.+ ...   7,390,000
      40,000   Microcell Telecommunications Inc.,
                 Cl. B+ .......................   1,125,203
      38,000   mm02 plc, ADR+ .................     674,500
         800   Mobile Telesystems, ADR ........     115,992
       1,800   Vimpel-Communications, ADR+ ....     195,840
                                                -----------
                                                  9,501,535
                                                -----------
               TOTAL COMMON STOCKS ............ 171,087,110
                                                -----------

               PREFERRED STOCKS -- 1.7%
               PUBLISHING -- 0.1%
       3,682   News Corp. Ltd., Pfd., ADR .....     115,357
                                                -----------
               TELECOMMUNICATIONS -- 1.6%
      59,900   Citizens Communications Co.,
                 5.000% Cv. Pfd. ..............   3,473,301
                                                -----------
               TOTAL PREFERRED STOCKS .........   3,588,658
                                                -----------
     PRINCIPAL
      AMOUNT
     -------

               CORPORATE BONDS -- 0.2%
               ENERGY AND UTILITIES: INTEGRATED -- 0.2%
  $  500,000   Mirant Corp., Deb. Cv.,
                 2.500%, 06/15/21+ (b) ........     317,500
                                                -----------

               U.S. GOVERNMENT OBLIGATIONS -- 10.3%
  22,000,000   U.S. Treasury Bills,
                 1.700%++, 12/23/04 ...........  21,916,466
                                                -----------

               REPURCHASE AGREEMENTS -- 7.6%
  16,292,000   State Street Bank and Trust Co.,
                 1.650%, dated 09/30/04,
                 due 10/01/04,
                 proceeds at maturity,
                 $16,292,747 (a) ..............  16,292,000
                                                -----------

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
                                                   VALUE*
                                                   ------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $195,379,568) ......................$213,201,734

   OTHER ASSETS IN EXCESS OF LIABILITIES ......  (2,682,465)
                                               ------------
   PREFERRED STOCK
     (1,185,200 preferred shares outstanding) . (54,605,000)
                                               ------------
   NET ASSETS COMMON STOCK
     (23,118,091 common shares outstanding) ...$155,914,269
                                               ------------
   NET ASSET VALUE PER COMMON SHARE
     ($155,914,269 / 23,118,091
     shares outstanding) ......................       $6.74
                                                      =====

            For Federal tax purposes:
            Aggregate cost ....................$194,971,517
                                               ============
            Gross unrealized appreciation .....$ 20,102,962
            Gross unrealized depreciation .....  (2,280,796)
                                               ============
            Net unrealized appreciation
              (depreciation) ..................$ 17,822,166
                                               ============

(a) Collateralized by U.S. Treasury Note, 1.625%, due 03/31/05, market value $16,618,781.
(b)     Bond in default.
+       Non-income producing security.
++      Represents annualized yield at date of purchase.
ADR   - American Depository Receipt.
CVO   - Contingent Value Obligation.
SAILS - Stock Appreciation Income Linked Securities.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
             ----------------------------

By (Signature and Title)*          /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                   Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive
                                    Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.